 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Series Floating Rate High Income Fund Fidelity® Series Floating Rate High Income Fund Class F Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Albertson's LLC	2.3	1.8
Numericable LLC	1.8	1.1
Caesars Growth Properties Holdings, LLC	1.4	1.5
Valeant Pharmaceuticals International, Inc.	1.4	0.4
Laureate Education, Inc.	1.3	1.2
	8.2

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Technology	10.7	9.0
Healthcare	8.3	9.1
Services	6.8	6.3
Telecommunications	6.2	5.6
Gaming	5.4	5.6

Quality Diversification (% of fund's net assets)

As of March 31, 2016
BBB	1.6%
BB	29.9%
B	49.9%
CCC,CC,C	7.7%
D	0.4%
Not Rated	2.4%
Equities	0.6%
Short-Term Investments and Net Other Assets	7.5%

As of September 30, 2015
BBB	0.6%
BB	29.2%
B	51.4%
CCC,CC,C	9.1%
Not Rated	3.6%
Equities	0.5%
Short-Term Investments and Net Other Assets	5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016 *
Bank Loan Obligations	90.1%
Nonconvertible Bonds	1.8%
Common Stocks	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	7.5%

 * Foreign investments - 9.5%

As of September 30, 2015*
Bank Loan Obligations	91.9%
Nonconvertible Bonds	2.0%
Common Stocks	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	5.6%

 * Foreign investments - 9.4%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 90.1%(a)
	Principal Amount	Value
Aerospace - 0.7%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	$364,590	$359,577
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (b)	498,711	491,585
Tranche D, term loan 3.75% 6/4/21 (b)	1,974,874	1,944,540

TOTAL AEROSPACE		2,795,702

Automotive & Auto Parts - 1.2%
Chrysler Group LLC term loan 3.25% 12/31/18 (b)	389,135	388,407
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (b)	1,477,500	1,333,976
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	1,638,052	1,203,968
Tranche 2LN, term loan 10% 11/27/21 (b)	1,425,000	1,008,188
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21(b)	480,378	452,459
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (b)	604,956	599,662

TOTAL AUTOMOTIVE & AUTO PARTS		4,986,660

Broadcasting - 0.9%
Clear Channel Communications, Inc. Tranche D, term loan 7.1829% 1/30/19 (b)	2,330,000	1,613,525
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (b)	985,025	977,637
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	976,839	966,152

TOTAL BROADCASTING		3,557,314

Building Materials - 1.3%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (b)	579,877	579,007
GCP Applied Technologies, Inc. Tranche B, term loan 5.25% 2/3/22 (b)	500,000	500,000
GYP Holdings III Corp. Tranche 2LN, term loan 7.75% 4/1/22 (b)	1,580,000	1,386,450
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (b)	497,500	495,634
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	995,000	948,563
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (b)	838,750	836,653
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (b)	591,651	577,848

TOTAL BUILDING MATERIALS		5,324,155

Cable/Satellite TV - 4.8%
Altice SA Tranche B, term loan 4.25% 12/14/22 (b)	3,857,559	3,835,262
Charter Communications Operating LLC:
Tranche F, term loan 3% 1/3/21 (b)	1,361,155	1,354,594
Tranche H, term loan 3.25% 8/24/21 (b)	1,000,000	996,530
Tranche I, term loan 3.5% 1/24/23 (b)	2,685,000	2,685,752
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	1,000,000	999,840
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	2,468,593	2,447,931
Tranche B 1LN, term loan 4.5625% 7/20/22 (b)	618,450	610,336
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	2,135,669	2,117,794
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	2,000,000	1,981,880
UPC Broadband Holding BV Tranche AH, term loan 3.3444% 6/30/21 (b)	410,000	406,265
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (b)	990,000	978,160
Zayo Group LLC Tranche B 2LN, term loan 4.5% 5/6/21 (b)	289,275	289,926
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (b)	554,681	548,901
Tranche B 2LN, term loan 3.5081% 1/15/22 (b)	357,447	353,722
Tranche B 3LN, term loan 3.6013% 1/15/22 (b)	587,872	581,747

TOTAL CABLE/SATELLITE TV		20,188,640

Capital Goods - 0.1%
SRAM LLC. Tranche B, term loan 4.0124% 4/10/20 (b)	360,654	298,441
Chemicals - 3.6%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (b)	1,473,863	1,437,016
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (b)	999,962	749,971
Tranche B 1LN, term loan 4.5% 12/2/19 (b)	660,518	629,143
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (b)	893,675	866,865
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (b)	1,000,000	925,000
Tranche B 1LN, term loan 6% 12/5/21 (b)	986,278	982,580
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (b)	750,000	706,313
MacDermid, Inc.:
Tranche B 1LN, term loan 5.5% 6/7/20 (b)	420,000	404,905
Tranche B 2LN, term loan 5.5% 6/7/20 (b)	605,290	583,730
Tranche B 3LN, term loan 5.5% 6/7/20 (b)	1,492,500	1,440,083
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	992,500	960,869
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	90,000	84,900
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (b)	2,089,788	2,095,012
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (b)	583,455	555,741
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	1,344,838	1,336,015
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	424,282	391,612
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (b)	515,288	511,640
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	572,125	563,188

TOTAL CHEMICALS		15,224,583

Consumer Products - 0.9%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (b)	934,178	674,943
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (b)	1,463,901	1,458,411
Revlon Consumer Products Corp. term loan 4% 8/19/19 (b)	685,369	686,226
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (b)	1,072,486	1,055,734

TOTAL CONSUMER PRODUCTS		3,875,314

Containers - 2.8%
Anchor Glass Container Corp. Tranche B, term loan 4.25% 7/1/22 (b)	935,484	931,199
Berlin Packaging, LLC Tranche B 1LN, term loan 4.5316% 10/1/21 (b)	1,496,210	1,480,006
Berry Plastics Corp.:
Tranche E, term loan 3.75% 1/6/21 (b)	1,213,791	1,208,827
Tranche F, term loan 4% 10/1/22 (b)	2,315,179	2,314,021
BWAY Holding Co. Tranche B, term loan 5.5038% 8/14/20 (b)	1,055,885	1,019,457
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (b)	1,350,235	1,240,866
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (b)	452,725	452,725
Tranche B 2LN, term loan 8.5% 8/3/23 (b)	55,000	52,525
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (b)	3,070,289	3,070,289

TOTAL CONTAINERS		11,769,915

Diversified Financial Services - 2.3%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (b)	895,500	893,037
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (b)	1,087,275	1,079,120
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (b)	1,605,000	1,606,605
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (b)	385,384	296,746
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (b)	977,967	969,410
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (b)	286,244	281,950
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	1,000,000	850,000
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	697,950	643,859
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	2,969,697	2,938,515

TOTAL DIVERSIFIED FINANCIAL SERVICES		9,559,242

Diversified Media - 0.2%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (b)	939,198	929,806
Energy - 4.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	1,492,184	1,484,723
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (b)	827,074	824,494
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (b)	981,176	912,494
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (b)	1,500,000	876,255
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	685,809	685,164
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (b)	764,195	755,598
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	1,823,407	887,398
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	1,477,500	673,193
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	1,210,656	1,004,844
Tranche C, term loan 5.25% 3/14/21 (b)	88,793	73,698
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (b)	640,412	574,059
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (b)	678,333	446,004
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (b)	309,222	308,449
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (b)	1,155,582	776,170
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (b)	410,155	184,570
Foresight Energy LLC Tranche B, term loan 7.5% 8/23/20 (b)	925,000	716,875
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (b)	893,316	277,884
Panda Sherman Power, LLC term loan 9% 9/14/18 (b)	1,606,344	1,365,392
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	448,875	374,811
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	967,564	425,728
Targa Resources Corp. term loan 5.75% 2/27/22 (b)	455,122	409,610
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (b)	1,445,362	1,156,290
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5% 6/26/22 (b)	1,437,962	1,294,166
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (b)	951,542	922,996

TOTAL ENERGY		17,410,865

Entertainment/Film - 0.5%
AMC Entertainment, Inc. Tranche B, term loan 4% 12/15/22 (b)	498,750	499,528
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	582,075	551,516
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	215,000	188,663
Regal Cinemas Corp. Tranche B, term loan 3.803% 4/1/22 (b)	883,325	884,844

TOTAL ENTERTAINMENT/FILM		2,124,551

Environmental - 1.1%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (b)	1,301,588	1,289,652
Metal Services LLC Tranche B, term loan 6% 6/30/17 (b)	951,572	902,804
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (b)	545,000	521,156
Tranche B 1LN, term loan 4% 12/18/20 (b)	1,522,289	1,496,410
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (b)	385,308	376,639

TOTAL ENVIRONMENTAL		4,586,661

Food & Drug Retail - 4.2%
Albertson's LLC:
Tranche B 3LN, term loan 5.125% 8/25/19 (b)	950,000	948,813
Tranche B 4LN, term loan 5.5% 8/25/21 (b)	7,093,350	7,096,894
Tranche B 5LN, term loan 5.5% 12/21/22 (b)	1,496,250	1,497,058
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (b)	1,699,848	1,699,848
GOBP Holdings, Inc. Tranche B 1LN, term loan 4.75% 10/21/21 (b)	1,477,538	1,442,446
Performance Food Group, Inc. Tranche 2LN, term loan 7.2148% 11/14/19 (b)	994,807	994,807
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (b)	1,000,000	998,470
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (b)	1,536,614	1,535,662
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (b)	1,235,715	1,223,976

TOTAL FOOD & DRUG RETAIL		17,437,974

Food/Beverage/Tobacco - 2.4%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (b)	1,715,000	1,700,714
B&G Foods, Inc. Tranche B, term loan 3.75% 10/2/22 (b)	853,480	854,333
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (b)	1,000,000	970,000
Tranche B 1LN, term loan 5.5% 11/13/21 (b)	1,751,767	1,743,008
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (b)	930,569	893,346
Keurig Green Mountain, Inc. Tranche B, term loan 5.25% 3/3/23 (b)	710,000	708,814
Pinnacle Foods Finance LLC Tranche I, term loan 3.75% 1/13/23 (b)	349,125	350,197
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (b)	209,307	209,531
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (b)	1,085,000	998,200
Tranche B 1LN, term loan 4.9375% 6/30/21 (b)	1,763,150	1,736,703

TOTAL FOOD/BEVERAGE/TOBACCO		10,164,846

Gaming - 5.4%
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (b)	436,928	436,382
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	1,810,418	1,813,441
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	802,166	738,795
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	7,308,318	5,942,612
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	843,625	840,993
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (b)	247,637	246,245
5.5% 11/21/19(b)	106,130	105,534
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (b)	2,059,589	2,064,738
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (b)	913,080	910,469
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (b)	2,788,178	2,692,349
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	4,430,138	4,277,165
Tranche B, term loan 6% 10/18/20 (b)	557,426	538,964
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (b)	767,025	764,471
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (b)	1,152,768	1,145,564
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (b)	206,363	201,526

TOTAL GAMING		22,719,248

Healthcare - 8.1%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	846,316	840,231
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (b)	1,176,021	1,155,440
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (b)	757,152	743,902
Community Health Systems, Inc.:
Tranche F, term loan 3.7411% 12/31/18 (b)	990,000	979,239
Tranche G, term loan 3.75% 12/31/19 (b)	1,529,036	1,500,152
Tranche H, term loan 4% 1/27/21 (b)	1,698,455	1,668,019
Concentra, Inc. Tranche B 1LN, term loan 4% 6/1/22 (b)	992,500	978,853
Concordia Healthcare Corp. Tranche B 1LN, term loan 5.25% 10/21/21 (b)	573,563	557,359
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (b)	960,175	937,774
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (b)	1,028,440	993,092
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (b)	1,496,250	1,471,936
Grifols, S.A. Tranche B, term loan 3.4329% 2/27/21 (b)	478,947	478,301
HCA Holdings, Inc. Tranche B 6LN, term loan 3.6829% 3/18/23 (b)	3,465,000	3,475,845
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	1,553,568	1,255,795
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (b)	536,188	536,793
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (b)	511,138	488,136
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	1,333,283	1,320,510
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (b)	898,568	871,611
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (b)	995,000	980,075
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	1,974,874	1,900,402
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (b)	701,125	691,485
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	1,000,000	982,500
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	1,995,000	1,985,863
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 2.89% 10/20/18 (b)	209,997	201,072
Tranche B, term loan 4% 4/1/22 (b)	5,869,931	5,534,876
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (b)	1,500,000	1,508,745

TOTAL HEALTHCARE		34,038,006

Homebuilders/Real Estate - 1.5%
Communications Sales & Leasing, Inc. Tranche B, term loan 5% 10/24/22 (b)	498,744	482,066
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (b)	1,000,000	980,000
Tranche B 1LN, term loan 4.25% 11/4/21 (b)	1,968,894	1,949,205
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (b)	82,504	81,679
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (b)	2,838,306	2,833,566

TOTAL HOMEBUILDERS/REAL ESTATE		6,326,516

Hotels - 1.6%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (b)	1,810,000	1,788,877
Tranche B 1LN, term loan 3.5% 6/27/20 (b)	500,000	495,780
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (b)	2,327,032	2,326,310
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (b)	1,335,857	1,310,249
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (b)	877,541	855,602

TOTAL HOTELS		6,776,818

Insurance - 1.2%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (b)	992,500	979,349
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (b)	1,015,967	1,000,727
Tranche B 2LN, term loan 8.5% 3/3/21 (b)	175,000	163,480
Tranche B 4LN, term loan 5% 8/4/22 (b)	1,713,216	1,675,748
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (b)	1,290,215	1,254,734

TOTAL INSURANCE		5,074,038

Leisure - 1.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	2,115,542	2,022,098
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (b)	500,000	498,540
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (b)	868,201	863,426
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	1,488,750	1,468,652
Planet Fitness Holdings, LLC. Tranche B, term loan 4.5% 3/31/21 (b)	1,205,138	1,196,099
SMG Tranche B 1LN, term loan 4.5518% 2/27/20 (b)	1,134,644	1,086,422

TOTAL LEISURE		7,135,237

Metals/Mining - 1.9%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	483,826	443,044
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (b)	1,269,101	574,268
Tranche B 2LN, term loan 8.75% 12/19/20 (b)	1,870,000	329,588
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	1,087,991	999,135
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (b)	2,626,931	2,212,454
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (b)	649,047	399,164
Tranche B 2LN, term loan 7.5% 4/16/20 (b)	2,515,706	1,272,947
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (b)	955,000	740,918
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (b)	911,898	331,703
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (c)	3,825,000	487,688

TOTAL METALS/MINING		7,790,909

Paper - 0.2%
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (b)	304,214	296,100
Xerium Technologies, Inc. Tranche B, term loan 6.25% 5/17/19 (b)	500,000	481,875

TOTAL PAPER		777,975

Publishing/Printing - 2.2%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (b)	2,022,092	2,010,546
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	2,133,804	1,580,167
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	1,488,750	1,453,392
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.9118% 3/22/19 (b)	329,537	328,162
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	1,239,020	994,313
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	994,954	960,130
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	1,980,000	1,915,650

TOTAL PUBLISHING/PRINTING		9,242,360

Restaurants - 1.3%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	1,270,552	1,268,785
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (b)	1,301,927	1,297,448
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	1,635,100	1,623,523
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20(b)	1,406,690	1,404,932

TOTAL RESTAURANTS		5,594,688

Services - 6.8%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	1,269,720	1,237,291
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	1,598,646	1,548,016
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (b)	591,872	590,765
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	3,290,833	1,151,792
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	2,327,357	2,263,936
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (b)	2,048,203	2,043,083
GCA Services Group, Inc. Tranche B 1LN, term loan 5.75% 3/1/23 (b)	750,000	751,875
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.25% 3/9/23 (b)	740,000	741,539
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	574,171	563,227
Tranche 2LN, term loan 7.5% 7/25/22 (b)	1,060,000	952,675
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	995,000	981,319
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	1,000,000	950,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	6,303,202	5,420,754
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	1,879,258	1,573,879
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (b)	2,450,113	2,408,779
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (b)	245,000	235,200
Tranche B 1LN, term loan 5.5% 3/18/21 (b)	732,600	714,285
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (b)	466,864	467,886
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (b)	1,751,169	1,749,418
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (b)	1,011,674	986,383
Tranche B 2LN, term loan 8% 5/14/23 (b)	305,000	286,700
Western Digital Corp. Tranche B, term loan 3/30/23 (d)	750,000	740,393

TOTAL SERVICES		28,359,195

Steel - 0.3%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (c)	1,970,050	295,508
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (b)	824,661	818,823

TOTAL STEEL		1,114,331

Super Retail - 4.9%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	1,406,558	1,336,005
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (b)	443,879	419,466
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (b)	965,000	886,295
Tranche B 1LN, term loan 4.5% 9/26/19 (b)	1,934,468	1,880,458
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	360,000	322,200
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (b)	1,037,955	1,041,068
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (b)	1,528,907	1,186,570
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (b)	5,344,998	5,350,343
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22(b)	1,547,139	1,532,952
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	2,481,250	2,469,464
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	2,125,825	2,019,534
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (b)	2,081,346	208,135
Staples, Inc. Tranche B 1LN, term loan 4.75% 2/2/22 (b)	2,000,000	1,996,940

TOTAL SUPER RETAIL		20,649,430

Technology - 10.7%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.308% 1/23/21 (b)	290,600	287,270
Tranche B 2LN, term loan 7.5% 1/23/22 (b)	335,000	315,319
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 4.25% 2/1/23 (b)	2,500,000	2,486,075
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	2,067,050	2,030,877
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	842,202	699,028
5% 9/10/20 (b)	3,650,097	3,053,526
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	1,488,693	1,432,867
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (b)	1,456,440	1,423,219
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (b)	3,970,000	3,965,752
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	1,309,202	1,238,283
First Data Corp.:
Tranche B, term loan 3.9315% 9/24/18 (b)	2,000,000	1,995,840
Tranche B, term loan 4.1815% 7/10/22 (b)	3,000,000	2,979,000
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (b)	460,000	368,000
Tranche B 1LN, term loan 5% 6/17/21 (b)	306,976	298,534
Global Payments, Inc. Tranche B, term loan 3/31/23 (d)	750,000	753,128
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (b)	893,122	864,792
Informatica Corp. Tranche B, term loan 4.5% 8/6/22 (b)	157,554	154,403
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (b)	2,414,310	2,398,206
Tranche B 1LN, term loan 4.5% 10/30/19 (b)	1,877,201	1,868,998
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	480,000	436,800
Tranche B 1LN, term loan 5% 10/16/22 (b)	653,763	643,139
Microsemi Corp. Tranche B, term loan 5.25% 1/15/23 (b)	926,471	930,093
NXP BV Tranche B 2LN, term loan 3.75% 12/7/20 (b)	1,995,000	1,998,112
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (b)	1,674,826	1,643,725
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (b)	1,699,575	1,645,409
Tranche 2LN, term loan 8% 4/9/22 (b)	750,000	663,750
SolarWinds, Inc. Tranche B, term loan 6.5% 2/5/23 (b)	500,000	494,165
Solera LLC Tranche B, term loan 5.75% 3/3/23 (b)	500,000	499,020
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	2,985,000	2,936,494
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0069% 7/8/22 (b)	953,373	954,717
Tranche B 2LN, term loan 4.018% 7/8/22 (b)	138,197	138,392
Transfirst, Inc.:
Tranche 2LN, term loan 10.5% 11/12/22 (b)	925,000	924,427
Tranche B 1LN, term loan 6.25% 11/12/21 (b)	824,578	823,547
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	1,696,436	1,607,373

TOTAL TECHNOLOGY		44,952,280

Telecommunications - 5.9%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (b)	4,260,731	4,267,122
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.125% 3/31/17 (b)	129,820	123,978
Tranche D 2LN, term loan 4.1031% 3/31/19 (b)	1,843,475	1,760,519
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	3,250,529	3,216,658
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	1,485,000	1,396,643
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	2,845,000	2,648,382
Level 3 Financing, Inc. Tranche B 2LN, term loan 3.5% 5/31/22 (b)	3,000,000	2,991,870
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (b)	471,213	450,399
Tranche B 1LN, term loan 4% 4/11/20 (b)	2,030,379	2,005,000
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	462,525	461,803
Sable International Finance Ltd.:
Tranche B 1LN, term loan 12/2/22 (d)	550,000	547,839
Tranche B 2LN, term loan 12/2/22 (d)	450,000	448,232
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	1,980,000	1,628,550
Tranche B2 1LN, term loan 5.25% 4/30/20 (b)	997,500	922,688
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (b)	997,500	1,000,931
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (b)	636,589	604,760

TOTAL TELECOMMUNICATIONS		24,475,374

Transportation Ex Air/Rail - 0.6%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	1,000,000	890,000
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (b)	1,213,607	1,055,838
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (b)	938,017	741,971

TOTAL TRANSPORTATION EX AIR/RAIL		2,687,809

Utilities - 4.6%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (b)	769,443	728,409
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	86,150	82,651
6.375% 8/13/19 (b)	1,296,166	1,243,516
Calpine Corp. Tranche B 3LN, term loan 4% 10/9/19 (b)	2,155,538	2,144,760
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (b)	1,240,000	1,238,066
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	1,741,984	1,672,304
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	1,284,181	831,507
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (b)	1,620,000	1,506,600
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	2,457,550	2,211,795
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	2,067,790	1,845,502
Longview Power LLC Tranche B, term loan 7% 4/13/21 (b)	992,500	875,881
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	2,490,000	2,234,775
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	673,013	471,109
Southcross Holdings Borrower LP Tranche B, term loan 7.5% 8/4/21 (b)	1,405,416	144,055
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	1,228,063	1,151,309
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (b)	231,730	227,095
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (b)	732,600	676,739

TOTAL UTILITIES		19,286,073

TOTAL BANK LOAN OBLIGATIONS
(Cost $407,840,693)		377,234,956

Nonconvertible Bonds - 1.8%
Broadcasting - 0.2%
Clear Channel Communications, Inc. 9% 12/15/19	1,183,000	875,420
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.6339% 12/15/19 (b)(e)	2,945,000	2,900,825
Energy - 0.2%
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.1186% 8/1/19 (b)(e)	2,250,000	686,250
Healthcare - 0.2%
Tenet Healthcare Corp. 4.1339% 6/15/20 (b)(e)	1,000,000	992,500
Metals/Mining - 0.0%
Murray Energy Corp. 11.25% 4/15/21 (e)	1,000,000	132,500
Publishing/Printing - 0.3%
Cenveo Corp. 6% 8/1/19 (e)	920,000	669,300
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (b)	430,000	466,550

TOTAL PUBLISHING/PRINTING		1,135,850

Telecommunications - 0.2%
Altice Financing SA 7.875% 12/15/19 (e)	650,000	679,250
TOTAL NONCONVERTIBLE BONDS
(Cost $10,182,998)		7,402,595
	Shares	Value

Common Stocks - 0.6%
Chemicals - 0.4%
LyondellBasell Industries NV Class A	18,200	1,557,556
Diversified Financial Services - 0.0%
Coal Acquisition LLC Class B (f)	6,010	6,010
Publishing/Printing - 0.1%
Tribune Media Co. Class A	6,975	267,491
Telecommunications - 0.1%
FairPoint Communications, Inc. (g)	34,000	505,920
TOTAL COMMON STOCKS
(Cost $1,288,937)		2,336,977

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (g)
(Cost $29,756)	29,778	29,778

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 0.39% (h)
(Cost $30,356,740)	30,356,740	30,356,740
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $449,699,124)		417,361,046
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,199,874
NET ASSETS - 100%		$418,560,920

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,060,625 or 1.4% of net assets.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,010 or 0.0% of net assets.

 (g) Non-income producing

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Coal Acquisition LLC Class B	1/28/16	$6,010

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,812

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$267,491	$267,491	$--	$--
Financials	6,010	--	--	6,010
Materials	1,557,556	1,557,556	--	--
Telecommunication Services	505,920	505,920	--	--
Bank Loan Obligations	377,234,956	--	373,085,160	4,149,796
Corporate Bonds	7,402,595	--	7,402,595	--
Other	29,778	--	--	29,778
Money Market Funds	30,356,740	30,356,740	--	--
Total Investments in Securities:	$417,361,046	$32,687,707	$380,487,755	$4,185,584

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$4,630,472
Net Realized Gain (Loss) on Investment Securities	(39,422)
Net Unrealized Gain (Loss) on Investment Securities	(224,545)
Cost of Purchases	1,011,052
Proceeds of Sales	(1,559,992)
Amortization/Accretion	11,393
Transfers into Level 3	320,838
Transfers out of Level 3	--
Ending Balance	$4,149,796
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(209,405)
Other Investments in Securities
Beginning Balance	$29,756
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	22
Cost of Purchases	8,414
Proceeds of Sales	(2,404)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$35,788
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$22

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $419,342,384)	$387,004,306
Fidelity Central Funds (cost $30,356,740)	30,356,740
Total Investments (cost $449,699,124)		$417,361,046
Cash		590,718
Receivable for investments sold		4,108,394
Receivable for fund shares sold		234,028
Interest receivable		3,642,315
Distributions receivable from Fidelity Central Funds		10,701
Prepaid expenses		211
Total assets		425,947,413
Liabilities
Payable for investments purchased	$6,783,653
Payable for fund shares redeemed	327,120
Accrued management fee	192,694
Other affiliated payables	34,481
Other payables and accrued expenses	48,545
Total liabilities		7,386,493
Net Assets		$418,560,920
Net Assets consist of:
Paid in capital		$462,717,365
Undistributed net investment income		1,372,060
Accumulated undistributed net realized gain (loss) on investments		(13,190,427)
Net unrealized appreciation (depreciation) on investments		(32,338,078)
Net Assets		$418,560,920
Series Floating Rate High Income:
Net Asset Value, offering price and redemption price per share ($196,333,882 ÷ 21,859,152 shares)		$8.98
Class F:
Net Asset Value, offering price and redemption price per share ($222,227,038 ÷ 24,742,865 shares)		$8.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$31,879
Interest		11,750,784
Income from Fidelity Central Funds		50,812
Total income		11,833,475
Expenses
Management fee	$1,167,745
Transfer agent fees	108,038
Accounting fees and expenses	102,398
Custodian fees and expenses	13,522
Independent trustees' compensation	894
Audit	44,513
Legal	13,931
Miscellaneous	2,007
Total expenses before reductions	1,453,048
Expense reductions	(2,975)	1,450,073
Net investment income (loss)		10,383,402
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,260,340)
Total net realized gain (loss)		(9,260,340)
Change in net unrealized appreciation (depreciation) on investment securities		(11,416,718)
Net gain (loss)		(20,677,058)
Net increase (decrease) in net assets resulting from operations		$(10,293,656)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,383,402	$34,304,697
Net realized gain (loss)	(9,260,340)	(7,044,347)
Change in net unrealized appreciation (depreciation)	(11,416,718)	(22,891,918)
Net increase (decrease) in net assets resulting from operations	(10,293,656)	4,368,432
Distributions to shareholders from net investment income	(11,525,987)	(32,859,724)
Distributions to shareholders from net realized gain	–	(30,634,400)
Total distributions	(11,525,987)	(63,494,124)
Share transactions - net increase (decrease)	9,977,887	(391,270,610)
Total increase (decrease) in net assets	(11,841,756)	(450,396,302)
Net Assets
Beginning of period	430,402,676	880,798,978
End of period (including undistributed net investment income of $1,372,060 and undistributed net investment income of $2,514,645, respectively)	$418,560,920	$430,402,676

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Floating Rate High Income Fund

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.46	$10.33	$10.58	$10.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.224	.457	.468	.538	.517
Net realized and unrealized gain (loss)	(.456)	(.534)	.002	.083	.625
Total from investment operations	(.232)	(.077)	.470	.621	1.142
Distributions from net investment income	(.248)	(.434)	(.439)	(.460)	(.430)
Distributions from net realized gain	–	(.359)	(.281)	(.271)	(.022)
Total distributions	(.248)	(.793)	(.720)	(.731)	(.452)
Net asset value, end of period	$8.98	$9.46	$10.33	$10.58	$10.69
Total ReturnC,D	(2.43)%	(.80)%	4.58%	6.04%	11.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.72%	.72%	.72%	.75%G
Expenses net of fee waivers, if any	.76%G	.72%	.72%	.72%	.75%G
Expenses net of all reductions	.75%G	.72%	.72%	.72%	.75%G
Net investment income (loss)	4.93%G	4.61%	4.46%	5.07%	5.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$196,334	$205,782	$430,191	$781,842	$833,111
Portfolio turnover rateH	32%G	42%	61%	87%	39%G,I

 A For the period October 20, 2011 (commencement of operations) to September 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover ratio excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Floating Rate High Income Fund Class F

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.46	$10.33	$10.58	$10.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.228	.467	.479	.549	.530
Net realized and unrealized gain (loss)	(.455)	(.534)	.003	.084	.623
Total from investment operations	(.227)	(.067)	.482	.633	1.153
Distributions from net investment income	(.253)	(.444)	(.451)	(.472)	(.441)
Distributions from net realized gain	–	(.359)	(.281)	(.271)	(.022)
Total distributions	(.253)	(.803)	(.732)	(.743)	(.463)
Net asset value, end of period	$8.98	$9.46	$10.33	$10.58	$10.69
Total ReturnC,D	(2.38)%	(.70)%	4.69%	6.16%	11.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G	.62%	.61%	.61%	.63%G
Expenses net of fee waivers, if any	.65%G	.62%	.61%	.61%	.63%G
Expenses net of all reductions	.64%G	.62%	.61%	.61%	.63%G
Net investment income (loss)	5.04%G	4.71%	4.56%	5.18%	5.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$222,227	$224,621	$450,608	$732,099	$573,596
Portfolio turnover rateH	32%G	42%	61%	87%	39%G,I

 A For the period October 20, 2011 (commencement of operations) to September 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Floating Rate High Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,517,685
Gross unrealized depreciation	(34,362,834)
Net unrealized appreciation (depreciation) on securities	$(30,845,149)
Tax cost	$448,206,195

The Fund elected to defer to its next fiscal year approximately $4,147,371 of capital losses recognized during the period November 1, 2014 to September 30, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $62,798,927 and $62,037,534, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Floating Rate High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Floating Rate High Income	$108,038.11

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $465 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,123.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $852.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2016	Year ended September 30, 2015
From net investment income
Series Floating Rate High Income	$5,406,802	$15,710,527
Class F	6,119,185	17,149,197
Total	$11,525,987	$32,859,724
From net realized gain
Series Floating Rate High Income	$–	$14,830,619
Class F	–	15,803,781
Total	$–	$30,634,400

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2016	Year ended September 30, 2015	Six months ended March 31, 2016	Year ended September 30, 2015
Series Floating Rate High Income
Shares sold	723,741	1,970,259	$6,548,358	$19,414,098
Reinvestment of distributions	598,608	3,101,475	5,406,802	30,541,146
Shares redeemed	(1,216,507)	(24,963,783)	(11,019,779)	(245,757,422)
Net increase (decrease)	105,842	(19,892,049)	$935,381	$(195,802,178)
Class F
Shares sold	1,442,030	3,827,292	$13,043,013	$37,783,500
Reinvestment of distributions	677,543	3,346,623	6,119,185	32,952,978
Shares redeemed	(1,122,267)	(27,050,196)	(10,119,692)	(266,204,910)
Net increase (decrease)	997,306	(19,876,281)	$9,042,506	$(195,468,432)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Series Floating Rate High Income	.76%
Actual		$1,000.00	$975.70	$3.75
Hypothetical-C		$1,000.00	$1,021.20	$3.84
Class F	.65%
Actual		$1,000.00	$976.20	$3.21
Hypothetical-C		$1,000.00	$1,021.75	$3.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SFR-SANN-0516
1.924293.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2016